Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Plant and Equipment [abstract]
Schedule Related to Property, Plant and Equipment

	Machinery and equipment	Land and buildings	Furniture and other equipment	Assets under lease	Capital work in progress - Lindero	Capital work in progress - Other	Total
COST
Balance at December 31, 2019 (Restated) note 4(t)ii)	$75,246	$159,732	$16,083	$35,671	$216,482	$6,424	$509,638
Additions	5,190	473	1,427	2,715	45,688	3,645	59,138
Changes in closure and reclamation	682	-	-	-	-	-	682
Disposals	(750)	-	(109)	(885)	-	-	(1,744)
Transfers	29,636	51,547	2,096	-	(75,100)	(8,179)	-
Balance at December 31, 2020	$110,004	$211,752	$19,497	$37,501	$187,070	$1,890	$567,714

ACCUMULATED DEPRECIATION
Balance at December 31, 2019	$42,214	$78,360	$7,402	$6,006	$-	$-	$133,982
Disposals	(618)	-	(100)	(408)	-	-	(1,126)
Depreciation	6,701	13,161	2,842	6,744	-	-	29,448
Balance at December 31, 2020	$48,297	$91,521	$10,144	$12,342	$-	$-	$162,304

Net Book Value at December 31, 2020	$61,707	$120,231	$9,353	$25,159	$187,070	$1,890	$405,410

	Machinery and equipment	Land and buildings	Furniture and other equipment	Assets under lease [1]	Capital work in progress - Lindero	Capital work in progress - Other	Total
					(Restated)
COST
Balance at December 31, 2018	$74,188	$141,318	$11,066	$13,411	$52,964	$6,140	$299,087
Initial adoption IFRS 16	-	-	-	7,316	-	-	7,316
Balance at January 1, 2019	74,188	141,318	11,066	20,727	52,964	6,140	306,403
Additions	1,185	714	3,464	14,944	174,164	9,718	204,189
Changes in closure and reclamation	171	-	-	-	-	-	171
Disposals	(1,038)	-	(87)	-	-	-	(1,125)
Transfers	740	17,700	1,640	-	(10,646)	(9,434)	-
Balance at December 31, 2019 (Restated)	75,246	159,732	16,083	35,671	216,482	6,424	509,638

ACCUMULATED DEPRECIATION
Balance at December 31, 2018	$35,843	$65,547	$5,390	$107	$-	$-	$106,887
Disposals	(746)	-	(79)	-	-	-	(825)
Depreciation	7,117	12,813	2,091	5,899	-	-	27,920
Balance at December 31, 2019 (Restated)	$42,214	$78,360	$7,402	$6,006	$-	$-	$133,982

Net Book Value at December 31, 2019 (Restated)	$33,032	$81,372	$8,681	$29,665	$216,482	$6,424	$375,656

(1)

The Company leases equipment that was previously classified as a finance lease under IAS 17. On January 1, 2019, the Company adopted IFRS 16, Leases, and the equipment purchased under finance leases were classified as right-of-use assets. The carrying amount of $13,411 and the related lease liability of $8,767 were determined based on the carrying amount of these assets and their related lease liability immediately before the effective date of IFRS 16.